JPMorgan ActiveBuilders Emerging Markets Equity ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2026.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.5%
Argentina — 0.1%
Vista Energy SAB de CV, ADR *	4,197	295,679
YPF SA, ADR *	17,999	945,667
		1,241,346
Australia — 0.0% ^
Anglogold Ashanti plc	7,302	552,198
Austria — 0.0% ^
Raiffeisen Bank International AG	9,694	665,577
Brazil — 5.8%
Axia Energia SA	501,946	5,251,018
Axia Energia SA (Preference) *	119,794	1,236,188
B3 SA - Brasil Bolsa Balcao	1,413,031	4,384,754
Banco BTG Pactual SA	550,425	6,157,759
Banco do Brasil SA	334,569	1,401,861
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	411,252	2,235,087
Cia de Saneamento de Minas Gerais Copasa MG	49,707	629,924
Cia Paranaense de Energia - Copel	625,820	1,833,330
Embraer SA, ADR	31,094	2,124,653
Gerdau SA (Preference)	83,425	413,081
Itau Unibanco Holding SA (Preference)	1,205,599	10,233,851
Itausa SA (Preference)	740,753	2,026,818
Localiza Rent a Car SA	282,005	2,101,762
Marcopolo SA (Preference)	412,828	434,886
MercadoLibre, Inc. *	3,901	7,325,883
NU Holdings Ltd., Class A *	573,564	8,219,172
Petroleo Brasileiro SA, ADR	975,476	18,924,234
Porto Seguro SA	33,682	365,116
Raia Drogasil SA	408,525	1,497,370
Telefonica Brasil SA	420,330	2,715,605
TIM SA	714,052	2,731,320
Ultrapar Participacoes SA	153,178	996,277
Vale SA, ADR	502,511	7,567,816
Vibra Energia SA	89,263	633,750
WEG SA	376,287	3,521,509
		94,963,024
Chile — 0.1%
Latam Airlines Group SA	13,829,969	368,006
Sociedad Quimica y Minera de Chile SA (Preference), Class B	7,768	523,854
		891,860
China — 21.5%
Advanced Micro-Fabrication Equipment, Inc., Class A	64,581	3,283,470
Agricultural Bank of China Ltd., Class H	882,000	709,110
Alibaba Group Holding Ltd.	1,767,886	26,930,920
Anji Microelectronics Technology Shanghai Co. Ltd., Class A	12,825	449,746
Anker Innovations Technology Co. Ltd., Class H *	53,500	749,044
ANTA Sports Products Ltd.	249,800	2,514,092
Atour Lifestyle Holdings Ltd., ADR	10,184	349,617

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
BAIC BluePark New Energy Technology Co. Ltd., Class A *	449,400	400,818
Baidu, Inc., Class A *	46,850	648,994
Bank of China Ltd., Class H	6,203,000	4,351,438
Beijing Huafeng Test & Control Technology Co. Ltd., Class A	15,183	801,022
Busy Ming Group Co. Ltd., Class H * (a)	10,400	509,649
BYD Co. Ltd., Class H	136,500	1,631,836
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	20,900	306,680
China CITIC Bank Corp. Ltd., Class H	1,329,000	1,310,433
China Coal Energy Co. Ltd., Class H	243,000	333,061
China Construction Bank Corp., Class H	5,413,000	6,351,754
China CSSC Holdings Ltd., Class A	84,500	440,163
China Hongqiao Group Ltd.	570,000	1,793,598
China International Capital Corp. Ltd., Class H (b)	632,400	1,744,129
China Life Insurance Co. Ltd., Class H	368,000	1,370,043
China Merchants Bank Co. Ltd., Class H	1,694,000	10,990,806
China Merchants Port Holdings Co. Ltd.	206,000	402,292
China Minsheng Banking Corp. Ltd., Class H	2,795,000	1,293,252
China Oilfield Services Ltd., Class H	278,000	252,127
China Pacific Insurance Group Co. Ltd., Class H	707,800	2,762,595
China Petroleum & Chemical Corp., Class H	3,490,000	1,972,293
China Resources Beer Holdings Co. Ltd.	140,000	422,405
China Resources Land Ltd.	156,500	662,092
China Shenhua Energy Co. Ltd., Class H	362,000	2,005,435
China Taiping Insurance Holdings Co. Ltd.	172,600	484,260
China Yangtze Power Co. Ltd., Class A	378,275	1,629,634
Chuangxin Industries Holdings Ltd.	788,500	1,678,424
CITIC Securities Co. Ltd., Class H	600,500	2,096,277
Contemporary Amperex Technology Co. Ltd., Class A	246,900	14,463,937
COSCO SHIPPING Holdings Co. Ltd., Class H	207,000	416,426
ENN Energy Holdings Ltd.	81,500	487,690
Focus Media Information Technology Co. Ltd., Class A	1,833,400	1,526,134
Foshan Haitian Flavouring & Food Co. Ltd., Class H	274,900	1,151,305
Full Truck Alliance Co. Ltd., ADR	102,477	972,507
Fuyao Glass Industry Group Co. Ltd., Class H (b)	1,140,800	8,626,495
GF Securities Co. Ltd., Class H	279,000	608,404
Guangdong Investment Ltd.	332,000	358,289
H World Group Ltd.	2,071,286	8,799,488
Haidilao International Holding Ltd. (b)	1,738,000	2,629,580
Haier Smart Home Co. Ltd., Class H	493,200	1,421,815
Hangzhou Tigermed Consulting Co. Ltd., Class H (b)	116,300	559,374
Harbin Electric Co. Ltd., Class H	194,000	389,993
Hesai Group, Class B *	332,320	702,355
Hongfa Technology Co. Ltd., Class A	315,480	1,658,814
Huaming Power Equipment Co. Ltd., Class A	329,700	997,052
Huaqin Co. Ltd., Class A	208,020	2,500,708
Huayu Automotive Systems Co. Ltd., Class A	125,700	313,605
Hwatsing Technology Co. Ltd., Class A	29,333	1,115,341
Industrial & Commercial Bank of China Ltd., Class H	1,337,000	1,278,958

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
JD.com, Inc., Class A	43,950	722,976
JHT Design Co. Ltd., Class A	14,700	571,084
Jiangsu Hengli Hydraulic Co. Ltd., Class A	70,500	1,132,726
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	303,000	2,425,278
Kanzhun Ltd., ADR	25,040	407,651
KE Holdings, Inc., Class A	53,700	301,198
Kingdee International Software Group Co. Ltd. *	220,000	236,433
Kunlun Energy Co. Ltd.	444,000	410,622
Kweichow Moutai Co. Ltd., Class A	44,400	8,880,723
Lenovo Group Ltd.	1,176,000	3,596,435
Loncin Motor Co. Ltd., Class A	743,000	1,618,602
Lonking Holdings Ltd.	866,000	344,414
Luxshare Precision Industry Co. Ltd., Class A	249,400	2,123,798
Meitu, Inc. (b)	374,000	225,988
Meituan * (b)	335,000	3,955,170
Midea Group Co. Ltd., Class A	767,212	9,950,688
Minth Group Ltd.	564,500	1,999,638
Montage Technology Co. Ltd., Class A	121,338	3,675,249
Muyuan Foods Group Co. Ltd., Class H	90,100	380,510
NARI Technology Co. Ltd., Class A	106,448	383,410
NAURA Technology Group Co. Ltd., Class A	23,375	2,373,013
NetEase, Inc.	583,648	15,528,665
New China Life Insurance Co. Ltd., Class H	111,900	690,013
New Oriental Education & Technology Group, Inc.	86,000	504,330
PDD Holdings, Inc., ADR *	30,594	2,709,405
People's Insurance Co. Group of China Ltd. (The), Class H	2,124,000	1,476,592
PetroChina Co. Ltd., Class H	5,358,000	6,817,841
PICC Property & Casualty Co. Ltd., Class H	808,000	1,686,334
Ping An Insurance Group Co. of China Ltd., Class H	1,772,000	13,238,212
Pop Mart International Group Ltd. (a) (b)	85,600	1,776,337
Qfin Holdings, Inc., Class A	101,950	705,293
Sany Heavy Industry Co. Ltd., Class A	545,600	1,660,361
SG Micro Corp., Class A	118,900	1,682,025
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	75,680	585,415
Shenzhen Inovance Technology Co. Ltd., Class A	181,100	1,718,196
Shenzhou International Group Holdings Ltd.	371,300	2,110,218
Sieyuan Electric Co. Ltd., Class A	131,000	3,034,195
Silergy Corp.	56,000	697,508
Sinotrans Ltd., Class H	607,000	365,194
Sinotruk Hong Kong Ltd.	115,500	598,640
SITC International Holdings Co. Ltd.	176,000	887,356
Smartsens Technology Shanghai Co. Ltd., Class A	23,780	323,598
StarPower Semiconductor Ltd., Class A	31,800	377,865
Sungrow Power Supply Co. Ltd., Class A	94,500	1,452,188
Sunresin New Materials Co. Ltd., Class A	86,000	745,043
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A *	54,600	1,384,604
Suzhou TFC Optical Communication Co. Ltd., Class A	30,100	758,616
TCL Electronics Holdings Ltd.	239,000	491,764

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Tencent Holdings Ltd.	1,046,800	63,962,606
Tencent Music Entertainment Group, Class A	263,700	1,268,729
Tingyi Cayman Islands Holding Corp.	776,000	1,175,259
TongFu Microelectronics Co. Ltd., Class A	50,700	425,774
Trip.com Group Ltd. *	76,218	3,570,851
Victory Giant Technology Huizhou Co. Ltd., Class H * (a)	23,700	551,871
Vipshop Holdings Ltd., ADR	24,962	382,917
Weichai Power Co. Ltd., Class H	623,000	2,604,889
WUS Printed Circuit Kunshan Co. Ltd., Class A	144,000	2,210,036
WuXi AppTec Co. Ltd., Class H (b)	76,300	1,564,703
XCMG Construction Machinery Co. Ltd., Class A	2,460,600	3,264,270
Xi'an Sinofuse Electric Co. Ltd., Class A	31,000	357,925
Xiaomi Corp., Class B * (a) (b)	850,200	3,119,796
Xinyi Solar Holdings Ltd.	3,232,000	907,274
XPeng, Inc., Class A *	54,300	352,206
Xtep International Holdings Ltd.	402,000	193,741
YTO Express Group Co. Ltd., Class A	152,315	425,166
Yum China Holdings, Inc.	85,726	4,130,279
Yutong Bus Co. Ltd., Class A	89,300	425,840
Zhejiang Cfmoto Power Co. Ltd., Class A	8,500	385,498
Zhejiang NHU Co. Ltd., Class A	125,600	558,206
Zhongji Innolight Co. Ltd., Class A	35,100	4,670,705
Zhuzhou CRRC Times Electric Co. Ltd., Class H	216,000	927,255
Zijin Mining Group Co. Ltd., Class H	1,958,000	8,313,633
ZTO Express Cayman, Inc.	10,850	259,653
		350,340,275
Colombia — 0.1%
Ecopetrol SA	475,923	403,514
Grupo Cibest SA (Preference)	52,116	1,230,623
		1,634,137
Cyprus — 0.1%
Bank of Cyprus Holdings plc	80,618	956,481
Czech Republic — 0.0% ^
Moneta Money Bank A/S (b)	46,894	429,141
Georgia — 0.0% ^
Lion Finance Group plc	3,137	492,763
Greece — 1.1%
Alpha Bank SA	235,363	1,167,102
Eurobank SA	289,567	1,496,352
Hellenic Telecommunications Organization SA	16,192	373,698
Metlen Energy & Metals plc (a)	36,891	1,967,289
Motor Oil Hellas Corinth Refineries SA	6,512	381,473
National Bank of Greece SA	341,427	6,388,460
Optima bank SA	69,239	838,810

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Greece — continued
Piraeus Bank SA *	342,328	3,992,936
Public Power Corp. SA	20,963	540,177
		17,146,297
Guatemala — 0.3%
Millicom International Cellular SA	45,174	4,313,214
Hong Kong — 1.0%
AIA Group Ltd.	692,600	6,982,030
DFI Retail Group Holdings Ltd.	253,000	1,000,298
Hong Kong Exchanges & Clearing Ltd.	63,500	3,308,531
Techtronic Industries Co. Ltd.	249,500	4,191,589
WH Group Ltd. (b)	376,500	405,102
		15,887,550
Hungary — 0.6%
Magyar Telekom Telecommunications plc	89,409	775,984
MOL Hungarian Oil & Gas plc *	52,973	758,445
OTP Bank Nyrt.	49,991	7,405,760
		8,940,189
India — 9.5%
ABB India Ltd.	9,961	759,921
Asian Paints Ltd.	14,158	407,257
Axis Bank Ltd., GDR (b)	28,835	1,859,003
Bajaj Auto Ltd.	19,538	2,358,441
Bajaj Finance Ltd.	733,655	8,770,338
Bharat Electronics Ltd.	489,865	1,991,016
Bharat Heavy Electricals Ltd.	122,596	522,640
Bharat Petroleum Corp. Ltd.	113,026	377,730
Bharti Airtel Ltd.	294,001	6,073,863
Biocon Ltd.	193,488	862,953
Blue Star Ltd.	87,408	1,540,000
Canara Bank	222,635	291,430
CG Power & Industrial Solutions Ltd.	158,413	1,433,130
Cholamandalam Investment and Finance Co. Ltd.	225,982	4,379,251
Coal India Ltd.	96,073	417,098
Coforge Ltd.	94,228	1,699,500
Computer Age Management Services Ltd.	145,840	1,216,564
Delhivery Ltd. *	312,669	1,578,478
Dr Lal PathLabs Ltd. (b)	15,112	301,835
Dr Reddy's Laboratories Ltd., ADR	121,051	1,434,454
Dr Reddy's Laboratories Ltd.	251,488	3,017,283
Eternal Ltd. *	985,594	3,123,483
GE Vernova T&D India Ltd.	10,907	493,874
Glenmark Pharmaceuticals Ltd.	15,323	358,704
Havells India Ltd.	92,119	1,216,993
HDFC Asset Management Co. Ltd. (b)	86,022	2,356,752
HDFC Bank Ltd., ADR	321,732	7,699,047
HDFC Bank Ltd.	1,155,024	9,045,928

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
HDFC Life Insurance Co. Ltd. (b)	325,083	1,867,823
Hindalco Industries Ltd.	36,353	372,504
Hindustan Zinc Ltd.	53,612	303,748
ICICI Bank Ltd., ADR	46,102	1,382,599
ICICI Bank Ltd.	758,322	11,396,941
Indian Hotels Co. Ltd. (The)	41,036	317,654
IndusInd Bank Ltd.	39,149	415,174
Info Edge India Ltd.	152,169	1,954,543
Infosys Ltd.	518,628	6,160,809
ITC Ltd.	430,000	1,265,903
Kotak Mahindra Bank Ltd.	1,605,175	6,561,890
Lenskart Solutions Ltd. *	78,672	462,815
Lupin Ltd.	22,126	560,020
Mahindra & Mahindra Ltd.	180,889	6,441,030
MakeMyTrip Ltd. * (a)	37,702	2,147,129
Maruti Suzuki India Ltd.	5,686	847,924
Max Financial Services Ltd. *	164,654	2,585,287
Max Healthcare Institute Ltd.	355,792	4,095,012
Multi Commodity Exchange of India Ltd.	99,387	2,804,711
Muthoot Finance Ltd.	13,906	454,336
National Aluminium Co. Ltd.	154,374	567,952
NMDC Ltd.	510,763	455,527
NTPC Ltd.	177,888	646,909
Oil & Natural Gas Corp. Ltd.	141,007	359,234
PB Fintech Ltd. *	109,743	1,842,338
Polycab India Ltd.	10,576	1,008,845
Power Grid Corp. of India Ltd.	1,323,487	3,939,732
Reliance Industries Ltd.	552,981	7,571,115
SBI Life Insurance Co. Ltd. (b)	148,807	2,933,536
Shriram Finance Ltd.	188,317	2,063,981
State Bank of India	81,387	875,922
Steel Authority of India Ltd.	238,431	422,686
Syngene International Ltd. (b)	152,054	615,037
Tata Consultancy Services Ltd.	192,868	4,784,971
Tata Motors Ltd.	312,681	1,430,335
Tech Mahindra Ltd.	43,891	762,094
Trent Ltd.	24,425	769,215
Triveni Turbine Ltd.	161,757	1,020,659
Tube Investments of India Ltd.	46,491	1,340,999
UltraTech Cement Ltd.	8,368	1,043,553
Union Bank of India Ltd.	235,463	422,503
Varun Beverages Ltd.	390,474	1,809,423
Welspun Corp. Ltd.	28,593	494,486
		155,165,870
Indonesia — 0.9%
Astra International Tbk. PT	1,578,000	447,249
Bank Central Asia Tbk. PT	20,687,500	7,250,452

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — continued
Bank Rakyat Indonesia Persero Tbk. PT	20,266,070	3,408,265
Jardine Matheson Holdings Ltd.	3,900	259,019
Telkom Indonesia Persero Tbk. PT	25,542,900	3,729,028
		15,094,013
Kazakhstan — 0.2%
Kaspi.KZ JSC, ADR (b)	20,451	1,815,640
NAC Kazatomprom JSC, GDR (b)	23,921	1,528,114
		3,343,754
Malaysia — 0.5%
AMMB Holdings Bhd.	220,800	365,695
CIMB Group Holdings Bhd.	942,400	1,819,952
Frontken Corp. Bhd.	289,200	368,022
Hong Leong Bank Bhd.	83,800	452,140
Malayan Banking Bhd.	820,400	2,187,179
Petronas Chemicals Group Bhd.	321,800	377,428
Public Bank Bhd.	809,400	1,023,260
SkyeChip Bhd. *	559,300	407,859
Sunway Bhd.	411,600	531,071
Westports Holdings Bhd.	232,400	405,484
		7,938,090
Mexico — 2.0%
America Movil SAB de CV	1,783,123	2,265,002
Arca Continental SAB de CV	223,060	2,547,748
Cemex SAB de CV	2,174,400	2,578,722
Fomento Economico Mexicano SAB de CV	153,471	1,966,736
Gentera SAB de CV	548,162	1,272,646
Grupo Aeroportuario del Centro Norte SAB de CV (a)	23,745	316,769
Grupo Aeroportuario del Sureste SAB de CV, Class B (a)	67,711	1,871,020
Grupo Financiero Banorte SAB de CV, Class O	944,662	10,889,017
Grupo Mexico SAB de CV	464,632	5,587,817
Promotora y Operadora de Infraestructura SAB de CV	21,181	335,628
Regional SAB de CV	108,817	895,442
Southern Copper Corp.	3,162	577,729
Wal-Mart de Mexico SAB de CV	559,808	1,627,757
		32,732,033
Panama — 0.1%
Copa Holdings SA, Class A	16,236	2,292,848
Peru — 0.6%
Cia de Minas Buenaventura SAA, ADR	30,716	930,080
Credicorp Ltd.	20,868	8,359,303
Intercorp Financial Services, Inc.	7,176	418,433
		9,707,816
Philippines — 0.1%
International Container Terminal Services, Inc.	103,810	1,630,185

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Poland — 0.8%
Bank Polska Kasa Opieki SA	14,162	933,486
Benefit Systems SA *	1,008	1,460,959
Budimex SA	3,399	659,237
KGHM Polska Miedz SA	22,624	1,875,403
KRUK SA	3,596	410,256
ORLEN SA	62,058	2,462,543
Powszechna Kasa Oszczednosci Bank Polski SA	63,091	1,889,758
Powszechny Zaklad Ubezpieczen SA	155,714	2,965,360
		12,657,002
Romania — 0.0% ^
Banca Transilvania SA	83,789	679,206
Russia — 0.0%
Gazprom PJSC, ADR ‡ *	12,780	—
Gazprom PJSC ‡ *	1,135,066	—
GMK Norilskiy Nickel PAO, ADR ‡ *	2,018	—
GMK Norilskiy Nickel PAO ‡ *	203,600	—
Magnitogorsk Iron & Steel Works PJSC, GDR ‡ * (b)	12,378	—
Moscow Exchange MICEX-RTS PJSC ‡ *	571,670	—
Rosneft Oil Co. PJSC ‡ *	141,777	—
Sberbank of Russia PJSC ‡ *	629,236	—
Severstal PAO, GDR ‡ * (b)	98,048	—
VTB Bank PJSC ‡ *	33,690	—
X5 Retail Group NV, GDR ‡ * (b)	1,062	—
		—
Saudi Arabia — 1.4%
Ades Holding Co.	95,806	424,501
Al Rajhi Bank	443,880	7,407,816
Aldrees Petroleum and Transport Services Co.	18,218	557,382
Arabian Centres Co. (b)	60,018	249,457
Electrical Industries Co.	123,571	465,609
Elm Co.	4,657	844,590
Etihad Etisalat Co.	23,263	384,981
Riyad Bank	145,649	789,980
Riyadh Cables Group Co.	15,591	414,947
Saudi Arabian Oil Co. (b)	243,234	1,716,073
Saudi Awwal Bank	73,451	663,669
Saudi National Bank (The)	602,729	6,307,204
Saudi Telecom Co.	117,912	1,354,473
Savola Group (The)	59,709	414,636
United Electronics Co.	17,733	312,890
		22,308,208
Singapore — 0.1%
Grab Holdings Ltd., Class A *	78,477	274,670
Sea Ltd., ADR *	12,011	1,282,054
		1,556,724

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Africa — 2.2%
Absa Group Ltd.	161,226	2,222,156
Bid Corp. Ltd.	58,174	1,594,312
Bidvest Group Ltd.	80,754	1,211,646
Capitec Bank Holdings Ltd.	22,179	6,332,882
Discovery Ltd.	48,866	775,408
FirstRand Ltd.	491,780	2,941,126
Gold Fields Ltd.	126,788	4,094,358
Harmony Gold Mining Co. Ltd.	82,367	1,299,598
Impala Platinum Holdings Ltd.	39,702	432,998
Momentum Group Ltd.	161,316	401,649
MTN Group Ltd.	249,704	3,095,597
Naspers Ltd., Class N	21,249	1,116,478
Nedbank Group Ltd.	89,882	1,521,350
Northam Platinum Holdings Ltd.	15,423	220,841
Sanlam Ltd.	149,535	795,408
Sasol Ltd. *	118,669	1,406,276
Shoprite Holdings Ltd.	104,368	1,815,270
Sibanye Stillwater Ltd.	292,455	632,058
Standard Bank Group Ltd.	80,356	1,600,052
Tiger Brands Ltd.	23,022	385,658
Valterra Platinum Ltd.	12,920	967,459
Vodacom Group Ltd.	108,273	1,048,832
		35,911,412
South Korea — 20.1%
Amorepacific Corp.	8,209	740,246
APR Corp.	2,467	547,513
BNK Financial Group, Inc.	62,983	660,111
Classys, Inc.	12,727	364,486
Coupang, Inc. *	66,675	1,090,136
Coway Co. Ltd.	5,224	330,961
Daeduck Electronics Co. Ltd.	15,001	982,573
DB Insurance Co. Ltd.	27,763	3,006,446
Doosan Co. Ltd.	803	634,038
Doosan Tesna, Inc.	9,457	412,407
Eo Technics Co. Ltd.	5,090	1,032,095
Eugene Technology Co. Ltd.	24,966	1,883,489
HAESUNG DS Co. Ltd.	16,523	539,641
Hana Financial Group, Inc.	69,287	5,989,105
Hana Micron, Inc. *	20,264	407,252
Hankook Tire & Technology Co. Ltd.	8,960	417,406
Hanmi Pharm Co. Ltd.	1,868	430,619
Hansol Chemical Co. Ltd.	2,673	380,074
Hanwha Aerospace Co. Ltd.	5,495	3,527,722
HD Hyundai Electric Co. Ltd.	1,469	679,308
HD Hyundai Heavy Industries Co. Ltd.	5,518	1,847,514
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,175	843,153
HPSP Co. Ltd.	28,130	662,826

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Hugel, Inc. *	5,741	925,887
Hyosung Heavy Industries Corp.	802	1,303,428
Hyundai Department Store Co. Ltd.	5,054	412,846
Hyundai Engineering & Construction Co. Ltd.	8,910	577,320
Hyundai Glovis Co. Ltd.	13,066	1,791,942
Hyundai Mobis Co. Ltd.	2,387	771,970
Hyundai Motor Co.	9,118	2,415,879
Hyundai Rotem Co. Ltd.	6,034	560,739
IPARK Hyundai Development Co.	27,951	384,792
IsuPetasys Co. Ltd.	9,679	485,971
JB Financial Group Co. Ltd.	33,084	603,391
JYP Entertainment Corp.	3,767	113,393
Kakao Corp.	6,966	179,521
KakaoBank Corp.	22,941	351,869
KB Financial Group, Inc.	31,058	3,634,931
Kia Corp.	124,099	11,188,794
KIWOOM Securities Co. Ltd.	4,387	875,977
Kolmar Korea Co. Ltd.	5,265	348,479
KoMiCo Ltd.	5,935	234,761
Korea Aerospace Industries Ltd.	14,578	1,297,944
Korea Electric Power Corp.	49,154	1,181,189
Korea Investment Holdings Co. Ltd.	17,258	2,436,377
Korean Air Lines Co. Ltd.	23,045	408,263
KT Corp.	18,421	664,062
Kumho Petrochemical Co. Ltd.	4,668	371,008
LG Chem Ltd.	8,356	1,479,997
LG Energy Solution Ltd. *	8,812	1,993,540
LigaChem Biosciences, Inc. *	5,951	358,988
Lotte Tour Development Co. Ltd. *	31,418	252,443
NAVER Corp.	14,382	2,058,937
Park Systems Corp.	1,932	337,169
POSCO Holdings, Inc.	2,169	468,336
PSK, Inc.	10,062	886,131
Samsung Biologics Co. Ltd. * (b)	3,400	3,498,050
Samsung C&T Corp.	28,229	6,576,307
Samsung Electro-Mechanics Co. Ltd.	6,452	4,930,276
Samsung Electronics Co. Ltd.	725,795	126,328,122
Samsung Fire & Marine Insurance Co. Ltd.	7,404	3,204,466
Samsung Life Insurance Co. Ltd.	11,122	2,331,397
Samsung Securities Co. Ltd.	6,929	469,653
SemiFive, Inc. *	36,934	412,769
Shinhan Financial Group Co. Ltd.	108,411	7,525,889
Shinsegae, Inc.	2,781	804,658
SK hynix, Inc.	68,933	78,284,156
SK Square Co. Ltd.	17,568	12,079,995
SK, Inc.	19,760	7,382,261
S-Oil Corp.	32,575	2,917,290
Soulbrain Co. Ltd.	1,795	310,840

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Sung Kwang Bend Co. Ltd.	14,562	273,138
Tokai Carbon Korea Co. Ltd.	6,470	729,759
YC Corp. *	39,483	232,780
		327,057,201
Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA	305,039	8,550,826
Taiwan — 25.5%
Accton Technology Corp.	164,113	10,637,312
Advantech Co. Ltd.	140,000	2,384,717
All Ring Tech Co. Ltd. *	60,000	1,664,653
AP Memory Technology Corp.	48,000	963,247
ASE Technology Holding Co. Ltd.	893,258	15,243,008
Asia Vital Components Co. Ltd.	10,000	703,278
ASPEED Technology, Inc.	8,844	3,862,578
Bizlink Holding, Inc.	37,000	2,355,760
Cathay Financial Holding Co. Ltd.	1,682,124	5,235,241
Chailease Holding Co. Ltd.	116,280	399,183
Chroma ATE, Inc.	67,000	4,209,347
Chunghwa Precision Test Tech Co. Ltd.	17,000	1,281,075
Compal Electronics, Inc.	357,000	392,605
Compeq Manufacturing Co. Ltd.	141,000	721,397
CTBC Financial Holding Co. Ltd.	3,235,831	6,458,509
Delta Electronics, Inc.	347,357	17,089,136
Elite Material Co. Ltd.	50,265	7,215,677
eMemory Technology, Inc.	12,000	901,591
Formosa Chemicals & Fibre Corp.	336,000	585,090
Fubon Financial Holding Co. Ltd.	847,000	3,376,118
Gold Circuit Electronics Ltd.	94,000	2,253,016
Grand Process Technology Corp.	19,000	1,363,245
Hon Hai Precision Industry Co. Ltd.	767,968	5,864,978
Hon Precision, Inc.	13,000	2,411,270
Innostar Service, Inc.	49,000	1,972,998
Inventec Corp.	290,000	544,509
Jentech Precision Industrial Co. Ltd.	19,519	2,021,785
KGI Financial Holding Co. Ltd.	5,066,000	4,786,262
King Slide Works Co. Ltd.	11,000	2,635,838
King Yuan Electronics Co. Ltd.	305,550	2,063,739
Kinik Co.	23,000	447,462
Largan Precision Co. Ltd.	21,000	2,603,321
Lite-On Technology Corp.	364,000	2,306,772
Lotes Co. Ltd. *	11,000	619,954
Marketech International Corp.	38,000	540,877
MediaTek, Inc.	164,816	17,557,474
MPI Corp.	35,000	5,571,154
Nien Made Enterprise Co. Ltd.	82,512	972,835
Poya International Co. Ltd.	62,000	1,379,768
Quanta Computer, Inc.	615,248	5,473,189

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Realtek Semiconductor Corp.	203,078	4,211,189
SinoPac Financial Holdings Co. Ltd.	1,524,660	1,901,464
Ta Liang Technology Co. Ltd.	78,000	1,149,587
Taiwan Mobile Co. Ltd.	414,081	1,438,116
Taiwan Semiconductor Manufacturing Co. Ltd.	3,038,820	224,767,161
Topco Scientific Co. Ltd.	29,000	442,654
Tripod Technology Corp.	37,000	415,438
Uni-President Enterprises Corp.	821,035	1,867,004
United Microelectronics Corp.	902,000	3,374,471
Universal Microwave Technology, Inc.	24,000	702,209
Vanguard International Semiconductor Corp.	308,060	1,412,264
Visual Photonics Epitaxy Co. Ltd.	129,000	1,127,925
Win Semiconductors Corp.	70,000	617,588
WinWay Technology Co. Ltd.	5,000	877,610
Wiwynn Corp.	49,343	8,033,420
WNC Corp.	321,000	2,151,394
WPG Holdings Ltd. *	142,000	486,846
Yageo Corp.	122,000	1,836,259
Yuanta Financial Holding Co. Ltd.	1,775,302	3,703,615
Zhen Ding Technology Holding Ltd.	413,000	5,181,894
		414,768,076
Thailand — 0.6%
Advanced Info Service PCL, NVDR	61,000	692,892
Airports of Thailand PCL, NVDR	385,700	732,503
Bumrungrad Hospital PCL, NVDR	104,700	586,996
Delta Electronics Thailand PCL, NVDR	212,200	1,737,466
Gulf Development PCL, NVDR	158,100	315,154
Kiatnakin Phatra Bank PCL, NVDR	176,700	585,239
Krung Thai Bank PCL, NVDR	1,267,900	1,674,892
PTT Exploration & Production PCL, NVDR	261,200	1,169,802
SCB X PCL	581,700	2,641,262
		10,136,206
Turkey — 0.4%
Aselsan Elektronik Sanayi ve Ticaret A/S	389,964	2,808,685
BIM Birlesik Magazalar A/S	334,692	2,748,979
Coca-Cola Icecek A/S	247,687	474,589
Turkiye Petrol Rafinerileri A/S	49,906	310,869
Turkiye Sigorta A/S	4,208,251	556,884
		6,900,006
United Arab Emirates — 0.7%
Abu Dhabi Islamic Bank PJSC	500,523	2,891,314
Aldar Properties PJSC	614,441	1,239,626
Emaar Properties PJSC	1,642,943	4,903,480
Emirates Integrated Telecommunications Co. PJSC	220,070	728,574

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Arab Emirates — continued
Emirates NBD Bank PJSC	156,338	1,284,035
Salik Co. PJSC	230,350	332,846
		11,379,875
United States — 0.5%
BeOne Medicines Ltd., Class H *	27,700	684,744
ExlService Holdings, Inc. *	45,750	1,552,297
GCS Holdings, Inc. *	173,000	1,822,722
Genpact Ltd.	52,988	1,863,588
Kolon TissueGene, Inc., Receipts *	8,126	73,076
Monolithic Power Systems, Inc.	1,028	1,465,959
		7,462,386
Vietnam — 0.1%
Masan Group Corp. *	169,100	424,303
Mobile World Investment Corp.	110,900	294,245
SSI Securities Corp.	311,900	278,643
		997,191
Total Common Stocks (Cost $1,053,029,172)		1,586,722,980
Short-Term Investments — 2.7%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (c) (d) (Cost $36,954,325)	36,952,614	36,956,310
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (c) (d)(Cost $6,483,696)	6,483,696	6,483,696
Total Short-Term Investments (Cost $43,438,021)		43,440,006
Total Investments — 100.2% (Cost $1,096,467,193)		1,630,162,986
Liabilities in Excess of Other Assets — (0.2)%		(3,743,643)
NET ASSETS — 100.0%		1,626,419,343

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
RTS	Russian Trading System

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(a)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $6,227,005.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2026.
Summary of Investments by Industry, July 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	24.4%
Banks	13.8
Technology Hardware, Storage & Peripherals	9.7
Interactive Media & Services	4.2
Electronic Equipment, Instruments & Components	4.2
Insurance	4.0
Oil, Gas & Consumable Fuels	3.2
Broadline Retail	2.7
Metals & Mining	2.5
Electrical Equipment	2.4
Industrial Conglomerates	1.9
Hotels, Restaurants & Leisure	1.8
Capital Markets	1.7
Automobiles	1.7
Machinery	1.4
Wireless Telecommunication Services	1.4
Consumer Finance	1.2
Communications Equipment	1.1
Entertainment	1.0
Beverages	1.0
Others (each less than 1.0%)	12.0
Short-Term Investments	2.7

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$1,241,346	$—	$—	$1,241,346
Australia	—	552,198	—	552,198
Austria	—	665,577	—	665,577
Brazil	94,963,024	—	—	94,963,024
Chile	891,860	—	—	891,860
China	23,754,309	326,585,966	—	350,340,275
Colombia	1,634,137	—	—	1,634,137
Cyprus	—	956,481	—	956,481
Czech Republic	429,141	—	—	429,141
Georgia	—	492,763	—	492,763
Greece	381,473	16,764,824	—	17,146,297
Guatemala	4,313,214	—	—	4,313,214
Hong Kong	—	15,887,550	—	15,887,550
Hungary	1,534,429	7,405,760	—	8,940,189
India	12,663,229	142,502,641	—	155,165,870
Indonesia	447,249	14,646,764	—	15,094,013
Kazakhstan	1,815,640	1,528,114	—	3,343,754
Malaysia	813,343	7,124,747	—	7,938,090
Mexico	32,732,033	—	—	32,732,033
Panama	2,292,848	—	—	2,292,848
Peru	9,707,816	—	—	9,707,816
Philippines	—	1,630,185	—	1,630,185
Poland	—	12,657,002	—	12,657,002
Romania	679,206	—	—	679,206
Russia	—	—	—(a )	—(a )
Saudi Arabia	2,721,337	19,586,871	—	22,308,208
Singapore	1,556,724	—	—	1,556,724
South Africa	5,735,310	30,176,102	—	35,911,412
South Korea	1,090,136	325,967,065	—	327,057,201
Spain	—	8,550,826	—	8,550,826
Taiwan	—	414,768,076	—	414,768,076
Thailand	—	10,136,206	—	10,136,206
Turkey	3,283,274	3,616,732	—	6,900,006
United Arab Emirates	728,574	10,651,301	—	11,379,875
United States	4,881,844	2,580,542	—	7,462,386
Vietnam	—	997,191	—	997,191
Total Common Stocks	210,291,496	1,376,431,484	— (a)	1,586,722,980
Short-Term Investments
Investment Companies	36,956,310	—	—	36,956,310
Investment of Cash Collateral from Securities Loaned	6,483,696	—	—	6,483,696
Total Short-Term Investments	43,440,006	—	—	43,440,006

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities	$253,731,502	$1,376,431,484	$— (a)	$1,630,162,986

(a)	Value is zero.
There were no significant transfers into or out of level 3 for the period ended July 31, 2026.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$24,898,682	$419,822,826	$407,750,927	$(18,684)	$4,413	$36,956,310	36,952,614	$764,999	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	1,509,398	67,701,672	62,727,374	—	—	6,483,696	6,483,696	112,441	—
Total	$26,408,080	$487,524,498	$470,478,301	$(18,684)	$4,413	$43,440,006		$877,440	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.